BUSINESS SEGMENT AND DISAGGREGATION OF REVENUE (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE BY BUSINESS SEGMENT

The Company has disaggregated its revenue from contracts with customers into categories based on the nature of the revenue in the following table:

	Six Months ended June 30,
	2026	2025
	$’000	$’000

Sale of products, at a single point in time
INNEOVA Automotive Division	8,094	12,394
INNEOVA Industrial Division	16,024	15,446
INNEOVA Engineering Division	1,677	2,730

	25,795	30,570
Other (shipping charges)	-	201

	25,795	30,771

The following tables present the Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	Six Months ended June 30,
	2026	2025
	$’000	$’000

Revenue from external customers
INNEOVA Automotive Division	8,094	12,394
INNEOVA Industrial Division	16,024	15,446
INNEOVA Engineering Division	1,677	2,730
Other (shipping charges)	-	201

	25,795	30,771

Cost of revenue
INNEOVA Automotive Division	8,770	9,770
INNEOVA Industrial Division	9,910	12,926
INNEOVA Engineering Division	1,682	2,149

	20,362	24,845

Selling and distribution
INNEOVA Automotive Division	281	301
INNEOVA Industrial Division	320	488
INNEOVA Engineering Division	24	42

	625	831

General and administrative
INNEOVA Automotive Division	1,520	1,722
INNEOVA Industrial Division	1,215	1,259
INNEOVA Engineering Division	682	432
INNEOVA Corporate Division	-	184

	3,417	3,597

Depreciation and amortization
INNEOVA Automotive Division	178	66
INNEOVA Industrial Division	416	270
INNEOVA Engineering Division	84	60

	678	396

Segment operating income
INNEOVA Automotive Division	(2,655)	535
INNEOVA Industrial Division	4,162	503
INNEOVA Engineering Division	(795)	47
INNEOVA Corporate Division	-	17

	712	1,102

Reconciliation to income before income taxes
Interest expenses, net
INNEOVA Automotive Division	150	172
INNEOVA Industrial Division	341	456
INNEOVA Engineering Division	83	75
INNEOVA Corporate Division	-	2

	574	705

Other segment item
INNEOVA Automotive Division	262	249
INNEOVA Industrial Division	(116)	(126)
INNEOVA Engineering Division	(9)	(110)
INNEOVA Corporate Division	-	55

	137	68

Income before income taxes
INNEOVA Automotive Division	(2,544)	115
INNEOVA Industrial Division	3,704	172
INNEOVA Engineering Division	(886)	82
INNEOVA Corporate Division	-	(40)

	274	329

Segment assets
INNEOVA Automotive Division	13,258	14,513
INNEOVA Industrial Division	27,946	25,293
INNEOVA Engineering Division	6,348	12,778

Segment assets	47,552	52,584

In accordance with ASC 280, Segment Reporting (“ASC 280”), we have two reportable business segments. Sales are based on the countries in which the customer is located. Summarized financial information concerning our geographic segments is shown in the following tables:

	Six Months ended June 30,
	2026	2025
	$’000	$’000

Asia Pacific	22,495	25,540
Middle East, Europe and Africa	827	2,480
Americas	2,472	2,751

	25,795	30,771